STOCKHOLDERS' DEFICIT - Warrants (Details) - USD ($)		9 Months Ended	12 Months Ended
	Jul. 12, 2024	Sep. 30, 2024	Dec. 31, 2023	Dec. 31, 2022
STOCKHOLDERS' DEFICIT
Fair value of warrants				$ 82,261
Exercise price of warrants				$ 3.61
Number of shares issuable per warrant				1
Warrants
Outstanding at beginning		77,494
Assumed in Business Combination	12,990,000	12,990,000
Outstanding at ending		13,067,494	77,494
Weighted-average Exercise Price
Outstanding at beginning		$ 3.61
Assumed in Business Combination	$ 11.5	11.5
Outstanding at ending		$ 11.45	$ 3.61
Outstanding		4 years 9 months 18 days	8 years 1 month 24 days